Stock-based compensation - Narrative (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 27, 2023	Jan. 05, 2023	Aug. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost, stock options				$ 6,400		$ 9,700
Fair value of stock options vested				1,200	$ 500	$ 3,800	$ 1,700	$ 1,000
Common shares reserved for future issuance (in shares)						16,965,849
Additional shares reserved for issuance, percentage						5.00%
Stock-based compensation				6,755	783	$ 9,164	1,739	2,989
Cost of revenue
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				377	32	379	41	49
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				3,294	629	2,615	1,164	1,346
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				324	62	3,029	237	130
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				$ 2,760	$ 60	$ 3,141	297	1,464
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation cost, period for recognition				1 year 2 months 4 days		1 year 1 month 17 days
Stock options | Tranche one
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage						25.00%
Stock options | Tranche two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage						2.0834%
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation cost, period for recognition				2 years 10 months 6 days		2 years 7 months 17 days
Awards granted (in shares)	3,349,520	143,000		3,492,520	0	8,278,317
Weighted-average grant-date fair value of awards granted (in usd per share)				$ 0.54		$ 5.72
Awards vested (in shares)				0		0
Unrecognized stock-based compensation cost				$ 36,800		$ 41,600
Stock-based compensation						$ 4,800	$ 0	$ 0
RSUs | Tranche one
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				25.00%
RSUs | Tranche two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage				6.25%
Employee stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares reserved for future issuance (in shares)			8,036,455
Additional shares annual automatic increase (in shares)			1,607,291
Additional shares reserved for issuance, percentage			1.00%
Shares that may be issued (in shares)				8,036,455
Stock-based compensation				$ 100
Employee stock | Cost of revenue
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				5
Employee stock | General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				21
Employee stock | Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				4
Employee stock | Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation				$ 100